                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                                (SERIES I SHARES)

                        Supplement dated January 4, 2005
                     to the Prospectus dated April 30, 2004
                                 as supplemented


The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)" in the prospectus:

"ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------

                                                                             TOTAL            FEE                NET
                                                                            ANNUAL          WAIVER              ANNUAL
                                                                             FUND             AND                FUND
(expenses that are deducted              MANAGEMENT        OTHER           OPERATING        EXPENSE           OPERATING
from Series I share assets)                 FEES          EXPENSES         EXPENSES     REIMBURSEMENTS(2)      EXPENSES
---------------------------             -----------      -----------      -----------   -----------------    -----------
AIM V.I. Aggressive Growth Fund            0.80%            0.35%            1.15%            0.05%              1.10%
AIM V.I. Balanced Fund                     0.75             0.36             1.11             0.13               0.98
AIM V.I. Basic Value Fund                  0.73             0.31             1.04             0.04               1.00
AIM V.I. Blue Chip Fund                    0.75             0.38             1.13             0.05               1.08
AIM V.I. Capital Appreciation Fund         0.61             0.24             0.85             0.00               0.85
AIM V.I. Capital Development Fund          0.75             0.38             1.13             0.00               1.13
AIM V.I. Core Equity Fund                  0.61             0.20             0.81             0.00               0.81

----------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

AIM V.I. Dent Demographic Trends               0.77             0.45             1.22             0.07             1.15(3)
Fund
AIM V.I. Diversified Income Fund               0.60             0.35             0.95             0.00             0.95
AIM V.I. Government Securities Fund            0.47             0.29             0.76             0.00             0.76
AIM V.I. Growth Fund                           0.63             0.27             0.90             0.00             0.90(4)
AIM V.I. High Yield Fund                       0.63             0.43             1.06             0.01             1.05(4,5)
AIM V.I. International Growth Fund             0.75             0.35             1.10             0.00             1.10
AIM V.I. Mid Cap Core Equity Fund              0.73             0.34             1.07             0.00             1.07
AIM V.I. Money Market Fund                     0.40             0.26             0.66             0.00             0.66
AIM V.I. Premier Equity Fund                   0.61             0.24             0.85             0.00             0.85

----------

(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through December 31, 2004.

(4) As a result of a reorganization of another fund into the fund, which occurred on April 30, 2004, the fund's Total Annual Operating Expenses have been restated to reflect current expenses.

(5) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.05%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.05% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expenses limitation agreements are in effect through April 30, 2005."

The following information replaces in its entirety the information appearing under the heading "EXPENSE EXAMPLE" in the prospectus:

"EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the funds or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the funds are investment options, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in a fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES

                                                        1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                       --------     --------     --------     --------
AIM V.I. Aggressive Growth Fund                          $112         $350         $606        $1,373
AIM V.I. Balanced Fund                                    100          312          542         1,286
AIM V.I. Basic Value Fund                                 102          318          552         1,251
AIM V.I. Blue Chip Fund                                   110          343          595         1,350
AIM V.I. Capital Appreciation Fund                         87          271          471         1,049
AIM V.I. Capital Development Fund                         115          359          622         1,375
AIM V.I. Core Equity Fund                                  83          259          450         1,002
AIM V.I. Dent Demographic Trends Fund                     117          365          633         1,443
AIM V.I. Diversified Income Fund                           97          303          525         1,166
AIM V.I. Government Securities Fund                        78          243          422           942
AIM V.I. Growth Fund                                       92          287          498         1,108
AIM V.I. High Yield Fund                                  107          336          584         1,293
AIM V.I. International Growth Fund                        112          350          606         1,340
AIM V.I. Mid Cap Core Equity Fund                         109          340          590         1,306
AIM V.I. Money Market Fund                                 67          211          368           822
AIM V.I. Premier Equity Fund                               87          271          471         1,049"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

         "During the fiscal year ended December 31, 2003, the advisor received compensation from the following funds as a percentage of each fund's average daily net assets as follows:

                                                                                      ADVISORY
         FUND                                                                            FEE
         ----                                                                         --------
         AIM V.I. Aggressive Growth Fund                                                0.80%
         AIM V.I. Balanced Fund                                                         0.75%
         AIM V.I. Basic Value Fund                                                      0.73%
         AIM V.I. Blue Chip Fund                                                        0.75%
         AIM V.I. Capital Appreciation Fund                                             0.61%
         AIM V.I. Capital Development Fund                                              0.75%
         AIM V.I. Core Equity Fund                                                      0.61%
         AIM V.I. Dent Demographic Trends Fund                                          0.85%
         AIM V.I. Diversified Income Fund                                               0.60%
         AIM V.I. Government Securities Fund                                            0.47%
         AIM V.I. Growth Fund                                                           0.63%
         AIM V.I. High Yield Fund                                                       0.62%
         AIM V.I. International Growth Fund                                             0.75%
         AIM V.I. Mid Cap Core Equity Fund                                              0.73%
         AIM V.I. Money Market Fund                                                     0.40%
         AIM V.I. Premier Equity Fund                                                   0.61%

         The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.80% to 0.625%, 0.75% to 0.50%, 0.725% to 0.65%, 0.75% to 0.625% and 0.77% to 0.72%, respectively, of average daily net assets for AIM V.I. Aggressive Growth, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund and AIM V.I. Dent Demographics Trends Fund, respectively, based on net asset levels. The advisor has contractually agreed to advisor fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

                                              ADVISORY FEE RATES BEFORE                   ADVISORY FEE RATES AFTER
                                               JANUARY 1, 2005 WAIVER                      JANUARY 1, 2005 WAIVER

AIM V.I. Aggressive Growth Fund                  0.80% of the first $150 million            0.75% of the first $150 million
                                                0.625% of the next $4.85 billion           0.625% of the next $4.85 billion
                                                   0.60% of the next $5 billion*               0.60% of the next $5 billion
                                          0.575% of the excess over $10 billion*      0.575% of the excess over $10 billion

AIM V.I. Balanced Fund                           0.75% of the first $150 million            0.62% of the first $150 million
                                                 0.50% of the next $4.85 billion            0.50% of the next $4.85 billion
                                                  0.475% of the next $5 billion*              0.475% of the next $5 billion
                                           0.45% of the excess over $10 billion*       0.45% of the excess over $10 billion

AIM V.I. Basic Value Fund                       0.725% of the first $500 million           0.695% of the first $250 million
                                                  0.70% of the next $500 million             0.67% of the next $250 million
                                                 0.675% of the next $500 million            0.645% of the next $500 million
                                           0.65% of the excess over $1.5 billion             0.62% of the next $1.5 billion
                                                                                            0.595% of the next $2.5 billion
                                                                                             0.57% of the next $2.5 billion
                                                                                            0.545% of the next $2.5 billion
                                                                                       0.52% of the excess over $10 billion

AIM V.I. Blue Chip Fund                          0.75% of the first $350 million           0.695% of the first $250 million
                                                0.625% of the next $4.65 billion             0.67% of the next $250 million
                                                   0.60% of the next $5 billion*            0.645% of the next $500 million
                                          0.575% of the excess over $10 billion*             0.62% of the next $1.5 billion
                                                                                            0.595% of the next $2.5 billion
                                                                                             0.57% of the next $2.5 billion
                                                                                            0.545% of the next $2.5 billion
                                                                                       0.52% of the excess over $10 billion

AIM V.I. Dent Demographic Trends                   0.77% of the first $2 billion           0.695% of the first $250 million
Fund                                                0.72% of the next $3 billion             0.67% of the next $250 million
                                                  0.695% of the next $5 billion*            0.645% of the next $500 million
                                           0.67% of the excess over $10 billion*             0.62% of the next $1.5 billion
                                                                                            0.595% of the next $2.5 billion
                                                                                             0.57% of the next $2.5 billion
                                                                                            0.545% of the next $2.5 billion
                                                                                       0.52% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          AIM VARIABLE INSURANCE FUNDS

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                                (SERIES I SHARES)

                        Supplement dated January 4, 2005
                     to the Prospectus dated April 30, 2004
                                 as supplemented

The following information replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)" in the prospectus:

     "ANNUAL FUND OPERATING EXPENSE (SERIES I SHARES)(1)
     --------------------------------------------------------------
     (expenses that are deducted
     from Series I share assets)                    SERIES I SHARES
                                                    ---------------
     Management Fees(2)                                  0.77%
     Other Expenses                                      0.45
     Total Annual Fund Operating Expenses                1.22
     Fee Waiver(3)                                       0.07
     Net Annual Fund Operating Expenses                  1.15

----------

     (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

     (2) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement."

     (3) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

This section replaces in its entirety the section under the heading "EXPENSE EXAMPLE":

     "EXPENSE EXAMPLE

     This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

          The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                                    1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                                 -----------     -----------     -----------     -----------

AIM V.I. Dent Demographic Trends Fund                $117            $365            $633          $1,443"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

     "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.85% of the average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.77% to 0.72% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

                ADVISORY FEE RATES BEFORE                              ADVISORY FEE RATES AFTER
                JANUARY 1, 2005 WAIVER                                 JANUARY 1, 2005 WAIVER

                    0.77% of the first $2 billion                       0.695% of the first $250 million
                     0.72% of the next $3 billion                         0.67% of the next $250 million
                   0.695% of the next $5 billion*                        0.645% of the next $500 million
            0.67% of the excess over $10 billion*                         0.62% of the next $1.5 billion
                                                                  0.595% of the excess over $2.5 billion
                                                                          0.57% of the next $2.5 billion
                                                                         0.545% of the next $2.5 billion
                                                                    0.52% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."



                                        2